Stock-Based Compensation - Collaboration and Warrant Agreements (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 19, 2021 installment $ / shares shares	Jan. 29, 2021 aircraft installment Milestone $ / shares shares	Mar. 31, 2022 USD ($) Milestone shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Milestone shares	Dec. 31, 2020 USD ($)	Sep. 16, 2021 $ / shares	Nov. 06, 2020 Milestone $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of conditional purchased aircraft | aircraft		200
Option to purchase of additional aircraft | aircraft		100
Warrants price per share (in dollars per share)							$ 11.50
Valuation of common stock, per share (in dollars per share)		$ 13.35
Other warrant expense | $			$ 0	$ 78,200	$ 117,300	$ 0
Research and development warrant expense | $			$ 1,200	$ 0	7,000	$ 0
FCA US LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation of common stock, per share (in dollars per share)								$ 0.15
FCA Italy S.p.A.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments | installment	2
Valuation price of warrants or rights (in dollars per share)	$ 8.98
Warrants For Collaboration Agreement With United Airlines Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants price per share (in dollars per share)		$ 0.01
Valuation of common stock, PWERM weighted percentage		80.00%
Valuation of common stock, OPM weighted percentage		20.00%
Grant date fair value (in dollars per share)		$ 13.35
Class of warrant or right, vested during the period (in shares) | shares			8,845,058
Warrants For Collaboration Agreement With United Airlines Inc. | United Airlines Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, issued or issuable (in shares) | shares		14,741,764
Warrants price per share (in dollars per share)		$ 0.01
Number of vesting installments | installment		4
Number of vesting milestones | Milestone		4
Other warrant expense | $					$ 117,300
Class of warrant or right, vested during the period (in shares) | shares					8,845,058
Warrants For Collaboration Agreement With FCA US LLC | FCA US LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants price per share (in dollars per share)								$ 0.01
Number of vesting milestones | Milestone			5		4			7
Class of warrant or right, vested during the period (in shares) | shares			1,236,690		986,010
Number of securities called by warrants or rights (in shares) | shares								1,671,202
Research and development warrant expense | $					$ 200
Warrants For Collaboration Agreement With FCA Italy S.p.A | FCA Italy S.p.A.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants price per share (in dollars per share)	$ 0.01
Number of securities called by warrants or rights (in shares) | shares	1,077,024
Research and development warrant expense | $					$ 6,800
Related service period	12 months
Common Class A | Warrants For Collaboration Agreement With United Airlines Inc. | United Airlines Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities called by each warrant or right (in shares) | shares		1
Series A Preferred Stock | FCA US LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation of common stock, per share (in dollars per share)								$ 1.20